Fair Value Measurements (Details Textual) (USD $)	2 Months Ended
Sep. 30, 2012 Contract
Fair Value Measurements (Textual)
Amount of minimum performance obligation	$ 28,000,000
Description of incentive right	Company will issue to the Controlling Shareholder and the Non-controlling Shareholder, a variable number of incentive rights (the "Incentive Rights"), provided that the annualized and adjusted for unforeseen events profit before depreciation, interest and income taxes of the Company for the year ending December 31, 2013 meets or exceeds the amount of $28,000,000 (the "Performance Obligation"). Each of these rights will represent the right to receive one share of common stock of the Company or its successor.
Estimated weighted average probability rate	77.47%
Expected weighted average cost of capital	10.11%
Discounted value of the Company's liability to its controlling shareholder	(1,245,266) [1]
Fair value of the non-controlling shareholder incentive rights	$ 4,982,640
Number of charter contracts	6

[1]	Note 7